ACCOUNTS RECEIVABLE AND OTHER	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER
ACCOUNTS RECEIVABLE AND OTHER
The components of accounts receivable and other are as follows:

(US$ Millions)	Jun. 30, 2018	Dec. 31, 2017
Derivative assets	$247	$37
Accounts receivable(1)	443	421
Restricted cash and deposits	249	237
Prepaid expenses	162	94
Other current assets	319	192
Total accounts receivable and other	$1,420	$981

(1)	See Note 32, Related Parties, for further discussion.